Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Apr. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of the condensed consolidating statements of comprehensive income

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2017
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,968.6	$1,177.6	$9,379.9	$(6,133.8)	$7,392.3
Cost of products sold	2,393.1	1,070.0	7,223.7	(6,129.8)	4,557.0
Gross Profit	575.5	107.6	2,156.2	(4.0)	2,835.3
Selling, distribution, and administrative expenses and other special project costs	318.8	40.0	1,108.8	—	1,467.6
Amortization	10.5	—	196.8	—	207.3
Impairment charges	—	—	133.2	—	133.2
Other operating expense (income) – net	1.2	1.0	(6.5)	—	(4.3)
Operating Income	245.0	66.6	723.9	(4.0)	1,031.5
Interest (expense) income – net	(164.1)	1.2	(0.2)	—	(163.1)
Other income (expense) – net	11.6	2.8	(4.4)	—	10.0
Equity in net earnings of subsidiaries	492.2	147.0	69.4	(708.6)	—
Income Before Income Taxes	584.7	217.6	788.7	(712.6)	878.4
Income taxes	(7.6)	0.4	293.3	—	286.1
Net Income	$592.3	$217.2	$495.4	$(712.6)	$592.3
Other comprehensive income (loss), net of tax	5.0	2.1	(31.1)	29.0	5.0
Comprehensive Income	$597.3	$219.3	$464.3	$(683.6)	$597.3
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,155.3	$1,184.5	$8,724.9	$(5,253.5)	$7,811.2
Cost of products sold	2,468.0	1,083.3	6,549.6	(5,257.5)	4,843.4
Gross Profit	687.3	101.2	2,175.3	4.0	2,967.8
Selling, distribution, and administrative expenses and other special project costs	290.9	40.5	1,314.8	—	1,646.2
Amortization	4.2	—	204.2	—	208.4
Other operating (income) expense – net	(25.2)	1.1	(8.0)	—	(32.1)
Operating Income	417.4	59.6	664.3	4.0	1,145.3
Interest (expense) income – net	(172.0)	1.2	(0.3)	—	(171.1)
Other income (expense) – net	9.6	1.2	(70.5)	63.4	3.7
Equity in net earnings of subsidiaries	513.1	138.3	60.8	(712.2)	—
Income Before Income Taxes	768.1	200.3	654.3	(644.8)	977.9
Income taxes	79.4	0.4	209.4	—	289.2
Net Income	$688.7	$199.9	$444.9	$(644.8)	$688.7
Other comprehensive loss, net of tax	(38.6)	(1.7)	(20.7)	22.4	(38.6)
Comprehensive Income	$650.1	$198.2	$424.2	$(622.4)	$650.1

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME		Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,998.0	$1,184.0	$6,622.4	$(5,111.7)	$5,692.7
Cost of products sold	2,457.8	1,080.0	5,301.6	(5,115.4)	3,724.0
Gross Profit	540.2	104.0	1,320.8	3.7	1,968.7
Selling, distribution, and administrative expenses and other special project costs	234.9	53.8	799.2	—	1,087.9
Amortization	4.2	—	105.5	—	109.7
Impairment charges	—	—	1.2	—	1.2
Other operating expense (income) – net	0.3	(2.4)	—	—	(2.1)
Operating Income	300.8	52.6	414.9	3.7	772.0
Interest (expense) income – net	(80.7)	1.2	(0.4)	—	(79.9)
Other debt costs	(173.3)	—	—	—	(173.3)
Other income – net	0.6	0.1	3.5	—	4.2
Equity in net earnings of subsidiaries	312.6	131.4	52.7	(496.7)	—
Income Before Income Taxes	360.0	185.3	470.7	(493.0)	523.0
Income taxes	15.1	0.4	162.6	—	178.1
Net Income	$344.9	$184.9	$308.1	$(493.0)	$344.9
Other comprehensive loss, net of tax	(58.2)	(18.5)	(43.3)	61.8	(58.2)
Comprehensive Income	$286.7	$166.4	$264.8	$(431.2)	$286.7

Summary of the condensed consolidating balance sheets

CONDENSED CONSOLIDATING BALANCE SHEETS		April 30, 2017
The J. M. Smucker Company (Parent)		Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$8.5	$—	$158.3	$—	$166.8
Inventories	—	136.6	773.1	(4.0)	905.7
Other current assets	490.5	8.1	71.6	(0.9)	569.3
Total Current Assets	499.0	144.7	1,003.0	(4.9)	1,641.8
Property, Plant, and Equipment – Net	294.1	574.8	748.6	—	1,617.5
Investments in Subsidiaries	15,573.2	4,464.9	403.1	(20,441.2)	—
Intercompany Receivable	—	510.4	2,083.2	(2,593.6)	—
Other Noncurrent Assets
Goodwill	1,494.8	—	4,582.3	—	6,077.1
Other intangible assets – net	417.7	—	5,732.2	—	6,149.9
Other noncurrent assets	59.2	10.6	83.6	—	153.4
Total Other Noncurrent Assets	1,971.7	10.6	10,398.1	—	12,380.4
Total Assets	$18,338.0	$5,705.4	$14,636.0	$(23,039.7)	$15,639.7
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$1,381.7	$98.8	$353.0	$(0.9)	$1,832.6
Noncurrent Liabilities
Long-term debt, less current portion	4,445.5	—	—	—	4,445.5
Deferred income taxes	44.7	—	2,122.3	—	2,167.0
Intercompany payable	5,311.9	—	—	(5,311.9)	—
Other noncurrent liabilities	304.0	15.1	25.3	—	344.4
Total Noncurrent Liabilities	10,106.1	15.1	2,147.6	(5,311.9)	6,956.9
Total Liabilities	11,487.8	113.9	2,500.6	(5,312.8)	8,789.5
Total Shareholders’ Equity	6,850.2	5,591.5	12,135.4	(17,726.9)	6,850.2
Total Liabilities and Shareholders’ Equity	$18,338.0	$5,705.4	$14,636.0	$(23,039.7)	$15,639.7

CONDENSED CONSOLIDATING BALANCE SHEETS		April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$7.0	$—	$102.8	$—	$109.8
Inventories	—	143.2	752.0	4.2	899.4
Other current assets	497.3	5.9	71.9	(10.9)	564.2
Total Current Assets	504.3	149.1	926.7	(6.7)	1,573.4
Property, Plant, and Equipment – Net	296.3	587.0	744.4	—	1,627.7
Investments in Subsidiaries	15,092.2	4,317.9	331.6	(19,741.7)	—
Intercompany Receivable	—	404.7	1,543.9	(1,948.6)	—
Other Noncurrent Assets
Goodwill	1,494.8	—	4,596.3	—	6,091.1
Other intangible assets – net	428.3	—	6,066.1	—	6,494.4
Other noncurrent assets	57.4	10.4	129.7	—	197.5
Total Other Noncurrent Assets	1,980.5	10.4	10,792.1	—	12,783.0
Total Assets	$17,873.3	$5,469.1	$14,338.7	$(21,697.0)	$15,984.1
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$723.3	$78.9	$421.6	$(10.8)	$1,213.0
Noncurrent Liabilities
Long-term debt	5,146.0	—	—	—	5,146.0
Deferred income taxes	60.7	—	2,169.6	—	2,230.3
Intercompany payable	4,644.7	—	—	(4,644.7)	—
Other noncurrent liabilities	290.1	17.9	78.3	—	386.3
Total Noncurrent Liabilities	10,141.5	17.9	2,247.9	(4,644.7)	7,762.6
Total Liabilities	10,864.8	96.8	2,669.5	(4,655.5)	8,975.6
Total Shareholders’ Equity	7,008.5	5,372.3	11,669.2	(17,041.5)	7,008.5
Total Liabilities and Shareholders’ Equity	$17,873.3	$5,469.1	$14,338.7	$(21,697.0)	$15,984.1

Summary of the condensed consolidating statements of cash flows

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2017
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$172.7	$154.8	$731.5	$—	$1,059.0
Investing Activities
Additions to property, plant, and equipment	(32.1)	(47.2)	(113.1)	—	(192.4)
Proceeds from sale of investment	—	—	40.6	—	40.6
Proceeds from disposal of property, plant, and equipment	0.1	—	0.4	—	0.5
(Disbursements of) repayments from intercompany loans	—	(105.8)	(561.3)	667.1	—
Other – net	(0.2)	(1.8)	(36.4)	—	(38.4)
Net Cash (Used for) Provided by Investing Activities	(32.2)	(154.8)	(669.8)	667.1	(189.7)
Financing Activities
Short-term borrowings – net	170.0	—	—	—	170.0
Repayments of long-term debt	(200.0)	—	—	—	(200.0)
Quarterly dividends paid	(339.3)	—	—	—	(339.3)
Purchase of treasury shares	(437.6)	—	—	—	(437.6)
Intercompany payable	667.1	—	—	(667.1)	—
Other – net	0.8	—	—	—	0.8
Net Cash Used for Financing Activities	(139.0)	—	—	(667.1)	(806.1)
Effect of exchange rate changes on cash	—	—	(6.2)	—	(6.2)
Net increase in cash and cash equivalents	1.5	—	55.5	—	57.0
Cash and cash equivalents at beginning of year	7.0	—	102.8	—	109.8
Cash and Cash Equivalents at End of Year	$8.5	$—	$158.3	$—	$166.8

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2016
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash (Used for) Provided by Operating Activities	$(190.1)	$151.4	$1,499.7	$—	$1,461.0
Investing Activities
Businesses acquired, net of cash acquired	—	—	7.9	—	7.9
Equity investment in affiliate	—	—	(16.0)	—	(16.0)
Additions to property, plant, and equipment	(71.8)	(53.7)	(75.9)	—	(201.4)
Proceeds from divestiture	193.7	—	—	—	193.7
Proceeds from disposal of property, plant, and equipment	3.7	0.1	0.2	—	4.0
(Disbursements of) repayments from intercompany loans	—	(99.4)	(1,465.1)	1,564.5	—
Other – net	(1.2)	1.6	33.1	—	33.5
Net Cash Provided by (Used for) Investing Activities	124.4	(151.4)	(1,515.8)	1,564.5	21.7
Financing Activities
Short-term borrowings – net	58.0	—	—	—	58.0
Repayments of long-term debt	(800.0)	—	—	—	(800.0)
Quarterly dividends paid	(316.6)	—	—	—	(316.6)
Purchase of treasury shares	(441.1)	—	—	—	(441.1)
Intercompany payable	1,564.5	—	—	(1,564.5)	—
Other – net	0.8	—	—	—	0.8
Net Cash Provided by (Used for) Financing Activities	65.6	—	—	(1,564.5)	(1,498.9)
Effect of exchange rate changes on cash	—	—	0.4	—	0.4
Net decrease in cash and cash equivalents	(0.1)	—	(15.7)	—	(15.8)
Cash and cash equivalents at beginning of year	7.1	—	118.5	—	125.6
Cash and Cash Equivalents at End of Year	$7.0	$—	$102.8	$—	$109.8

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS		Year Ended April 30, 2015
The J. M. Smucker Company (Parent)		Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$245.1	$87.8	$406.2	$—	$739.1
Investing Activities
Businesses acquired, net of cash acquired	(1,240.0)	—	(80.5)	—	(1,320.5)
Additions to property, plant, and equipment	(56.3)	(93.3)	(98.1)	—	(247.7)
Proceeds from disposal of property, plant, and equipment	—	1.1	1.5	—	2.6
Equity investments in subsidiaries	(2,715.3)	—	—	2,715.3	—
Repayments from (disbursements of) intercompany loans	—	10.2	(297.5)	287.3	—
Other – net	—	(5.8)	(24.3)	—	(30.1)
Net Cash (Used for) Provided by Investing Activities	(4,011.6)	(87.8)	(498.9)	3,002.6	(1,595.7)
Financing Activities
Short-term repayments – net	(5.3)	—	(17.1)	—	(22.4)
Proceeds from long-term debt	5,382.5	—	—	—	5,382.5
Repayments of long-term debt, including make-whole payments	(1,580.8)	—	(2,613.1)	—	(4,193.9)
Quarterly dividends paid	(254.0)	—	—	—	(254.0)
Purchase of treasury shares	(24.3)	—	—	—	(24.3)
Investments in subsidiaries	—	—	2,715.3	(2,715.3)	—
Intercompany payable	287.3	—	—	(287.3)	—
Other – net	(38.6)	—	8.0	—	(30.6)
Net Cash Provided by (Used for) Financing Activities	3,766.8	—	93.1	(3,002.6)	857.3
Effect of exchange rate changes on cash	—	—	(28.6)	—	(28.6)
Net increase (decrease) in cash and cash equivalents	0.3	—	(28.2)	—	(27.9)
Cash and cash equivalents at beginning of year	6.8	—	146.7	—	153.5
Cash and Cash Equivalents at End of Year	$7.1	$—	$118.5	$—	$125.6

( )	Denotes use of cash